CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	8,455	880	126
Prepaid expenses and other current assets, net	2,283	2,453	352

Total current assets	10,738	3,333	478

Non-current assets:
Long term investments	20,045	20,045	2,879
Investments in subsidiaries and consolidated VIEs	(565,557)	(603,810)	(86,732)

Total non-current assets	(545,512)	(583,765)	(83,853)

TOTAL ASSETS	(534,774)	(580,432)	(83,375)

LIABILITIES AND SHAREHOLDERS’ DEFECIT:
Current liabilities:
Accrued employee benefits	—	1,886	271
Accrued expenses and other payables	1,489	2,710	389

Total current liabilities	1,489	4,596	660

Total liabilities	1,489	4,596	660

Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 429,404,977 and 436,656,529 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	338	338	44
Additional paid-in capital	1,579,153	1,581,064	227,106
Treasury stock	(18,033)	(15,332)	(2,202)
Statutory reserves	1,326	1,326	190
Accumulated deficit	(2,100,569)	(2,152,240)	(309,150)
Accumulated other comprehensive income/(loss)	1,522	(184)	(23)
Total shareholders’ deficit	(536,263)	(585,028)	(84,035)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(534,774)	(580,432)	(83,375)

Schedule of condensed statements of comprehensive loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$

General and administrative expenses	(10,986)	(8,551)	(32,232)	(4,630)
Impairment of long-term investments	(3,290)	—	—	—

Operating loss	(14,276)	(8,551)	(32,232)	(4,630)

Interest income(expense), net	—	5	(3)	—
Other income	14,384	21,662	3,430	493
Foreign exchange (loss)/ gain	(11,043)	4,200	1,448	208
Share of losses from subsidiaries and consolidated VIEs	(358,226)	(41,734)	(24,314)	(3,492)

Loss before income taxes	(369,161)	(24,418)	(51,671)	(7,421)
Income tax expense	—	—	—	—

Net loss	(369,161)	(24,418)	(51,671)	(7,421)

Foreign currency translation adjustment	2,748	(1,037)	(1,706)	(245)
Unrealized loss from available-for-sale investments	(4,195)	—	—	—
Amounts reclassified from accumulated other comprehensive income	3,290	—	—	—
Total other comprehensive income /(loss), net of nil tax	1,843	(1,037)	(1,706)	(245)
Comprehensive loss	(367,318)	(25,455)	(53,377)	(7,666)

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(22,514)	(4,151)	(10,481)	(1,506)

Cash flows from investing activities:
Net cash provided by investing activities	—	—	—	—
Cash flows from financing activities:
Net cash used in financing activities	—	—	—	—
Net (decrease)/increase in cash and cash equivalents	(22,514)	4,151	(10,481)	(1,506)
Cash and cash equivalents at beginning of the year	24,463	1,141	8,455	1,214
Effect of foreign exchange rate changes on cash	(808)	3,163	2,906	418
Cash and cash equivalents at end of the year	1,141	8,455	880	126